Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies
Schedule of future minimum operating lease payments

 As of December 31, 2012, the Company had no capital leases. As of December 31, 2012, future minimum operating lease payments are as follows for the year ending December 31 (in thousands):

2013	$2,367
2014	2,765
2015	3,014
2016	2,072
2017 and beyond	—

Total	$10,218